Organization and Description of Business (Details) - Schedule of redeemable noncontrolling interest - shares	Jun. 30, 2022	Dec. 31, 2021	Sep. 15, 2021
Schedule of Investments [Line Items]
Investment owned balance	119,778,175	119,460,314	115,128,930
Noncontrolling interest, ownership percentage by parent	100.00%	100.00%	100.00%
Total controlling interests [Member]
Schedule of Investments [Line Items]
Investment owned balance	80,717,757	65,122,200	52,847,195
Noncontrolling interest, ownership percentage by parent	67.40%	54.50%	45.90%
Total redeemable noncontrolling interests [Member]
Schedule of Investments [Line Items]
Investment owned balance	39,060,418	54,338,114	62,281,735
Noncontrolling interest, ownership percentage by parent	32.60%	45.50%	54.10%
Archaea [Member] | Total controlling interests [Member]
Schedule of Investments [Line Items]
Investment owned balance	80,717,757	65,122,200	52,847,195
Noncontrolling interest, ownership percentage by parent	67.40%	54.50%	45.90%
Aria Holders [Member] | Total redeemable noncontrolling interests [Member]
Schedule of Investments [Line Items]
Investment owned balance		15,056,379	23,000,000
Noncontrolling interest, ownership percentage by parent		12.60%	20.00%
Legacy Archaea Holders [Member] | Total redeemable noncontrolling interests [Member]
Schedule of Investments [Line Items]
Investment owned balance	33,350,385	33,350,385	33,350,385
Noncontrolling interest, ownership percentage by parent	27.80%	27.90%	29.00%
Sponsor, Atlas and RAC independent directors [Member] | Total redeemable noncontrolling interests [Member]
Schedule of Investments [Line Items]
Investment owned balance	5,710,033	5,931,350	5,931,350
Noncontrolling interest, ownership percentage by parent	4.80%	5.00%	5.20%